Note 5 - Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

NOTE 6 – COMMON STOCK

The Company is authorized to issue 75,000,000 shares of its capital stock, consisting of 10,000,000 shares of preferred stock, par value $0.001 per share, and 65,000,000 shares of common stock, par value $0.001 per share.

The Company compensates each of its directors with 4,000 shares of common stock each month. During the three months ended March 31, 2023, the Company recorded stock compensation of $36,000 for the directors which was recorded in additional paid in capital.

On September 2, 2022, the Company entered into a six-month agreement with a consultant that includes the issuance of 60,000 common shares. During the year ended December 31, 2022, the Company issued 60,000 common shares and recorded $40,000 of expense related to this agreement. During the three months ended March 31, 2023, the Company recorded $20,000 of expense related to this agreement.

On October 15, 2022, the Company entered into a one year agreement with a consultant. Per the agreement, the Company will compensate the consultant $10,000 and issue 2,000 common shares per month. During the three months ended March 31, 2022, the Company recorded $6,000 of expense related to this agreement.

NOTE 5 – COMMON STOCK

The Company is authorized to issue 75,000,000 shares of its capital stock, consisting of 10,000,000 shares of preferred stock, par value $0.001 per share, and 65,000,000 shares of common stock, par value $0.001 per share.

The Company compensates each director with 4,000 shares of common stock each month. During the years ended December 31, 2022 and 2021, the Company issued 156,000 and 192,000 shares of common stock valued at $156,000 and $192,000, respectively, as board of director compensation.

During the year ended December 31, 2022, the Company recorded stock compensation in the amount of $78,720 and issued 78,720 shares of common stock to Kelloff Oil & Gas, LLC. In addition, the Company recorded stock compensation in the amount of $29,000 issued 29,000 shares of common stock for services provided during the year ended December 31, 2022.

On September 2, 2022, the Company entered into a six-month agreement with a consultant that includes the issuance of 60,000 common shares. During the year ended December 31, 2022, the Company issued 60,000 common shares and recorded $40,000 of expense. As of December 31, 2022, there was $20,000 of unrecognized expense related to this agreement. The Company will recognize the remaining expense over the service period.

On October 15, 2022, the Company entered into a one year agreement with a consultant. Per the agreement, the Company will compensate the consultant $10,000 and issue 2,000 common shares per month. During the year ended December 31, 2022, the Company issued 5,000 common shares and recorded $5,000 of expense.

During the year ended December 31, 2022, the Company issued 2,504,500 shares of common stock and received cash proceeds of $2,504,500.

For the year ended December 31, 2021

The Company issued its CFO 361,678 shares of common stock on December 31, 2021 valued at $1.00 per share, to settle $361,678 of accrued officer compensation.

During the year ended December 31, 2021, the Company reclassified 40,000 shares issued for services in a prior year, which are currently in dispute, to accounts payable.

During the year ended December 31, 2021, the Company issued 90,000 shares of common stock with a fair value of $90,000 to settle accounts payable of $210,250. The Company recognized a gain of $120,250 on settlement of accounts payable.

During the year ended December 31, 2021, the Company sold 5,000 shares of common stock for total proceeds of $5,000.

The Company pays its CFO a yearly bonus of 25,000 shares of common stock. During the year ended December 31, 2021, the Company issued 25,000 shares of common stock to the CFO with a fair value of $25,000.

On April 1, 2021, the Company entered into a month-to-month consulting agreement with Kelloff Oil & Gas, LLC for consulting services that includes cash compensation of $10,000 and the issuance of 5,000 shares of common stock per month. The Company may terminate the agreement at any moment with a ten-day notice. During the year ended December 31, 2021, the Company issued 45,000 common shares and recognized $45,000 of stock-based compensation related to the agreement.